Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable as of September 30, 2023 and 2022 consisted of the following:
	September 30, 2023	September 30, 2022
Accounts receivable, gross	$6,531,667	$6,303,689
Less: allowance for doubtful accounts	(46,722)	(33,184)
Accounts receivable, net	$6,484,945	$6,270,505

Schedule of an Aged Analysis of Accounts Receivables	Below is an aged analysis of accounts receivables as of September 30, 2023, respectively.
	As of September 30, 2023
	Accounts receivable, gross	Allowance for doubtful accounts	Accounts receivable, net
Within 90 days	$5,646,861	$-	$5,646,861
91-180 days	154,474	-	154,474
181-365 days	705,456	(35,273)	670,183
Greater than 1 year	24,876	(11,449)	13,417
Accounts receivable, net	$6,531,667	$(46,722)	$6,484,945

Schedule of Changes of Allowance for Doubtful Accounts	Changes of allowance for doubtful accounts for the fiscal years ended September 30, 2023 and 2022 are as follows:
	2023	2022
Beginning balance	$33,184	$94,166
Additional reserve through bad debt expense	13,538	-
Bad debt write-off		(60,982)
Ending balance	$46,722	$33,184